Cover	Sep. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2021
Entity File Number	000-53461
Entity Registrant Name	HWN, INC.
Entity Central Index Key	0001413891
Entity Tax Identification Number	81-5055489
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	980 N. Federal Highway
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	407
Local Phone Number	512-9102
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false